Tax Status (Details) - EBP 002		12 Months Ended
	Mar. 21, 2016	Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax Determination Letter, Date		Mar. 21, 2016
Favorable tax determination letter, obtained	true